UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to March 31, 2013

SUNTRUST BANK[1]
(Exact name of sponsor as specified in its charter)

Date of Report (Date of earliest event reported):	May 13, 2013

Commission File Number of securitizer:	025-00937

Central Index Key Number of securitizer:	0001335407

Woodruff Polk, (404) 926-5969
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1SunTrust Bank is filing this Form ABS-15G on behalf of itself and its affiliated securitizers specified below in respect of the following transactions (the “Specified Transactions”): SunTrust Student Loan Trust 2006-1; Baker Street Funding CLO 2005-1 Ltd; Mountain View Funding CLO 2006-1 Ltd (on behalf of Seix Structured Products, LLC and SunTrust Equity Funding, LLC); SunTrust Alternative Loan Trust 2005-1F (on behalf of SunTrust Robinson Humphrey Funding, LLC); SunTrust Acquisition Closed-End Seconds Trust 2007-1 (on behalf of SunTrust Robinson Humphrey Funding, LLC); Morgan Stanley Capital I Trust 2005-HQ6; Morgan Stanley Capital I Trust 2005-IQ10; Morgan Stanley Capital I Trust 2006-IQ11; Morgan Stanley Capital I Trust 2006-IQ12; Morgan Stanley Capital I Trust 2006-IQ13; CD 2007-CD5 Mortgage Trust; Banc of America Commercial Mortgage Trust 2006-1; Banc of America Commercial Mortgage Trust 2006-5; and Banc of America Commercial Mortgage Trust 2007-3. This report only contains information with respect to the assets sold by SunTrust Bank and such affiliated securitizers with respect to the Specified Transactions.

SunTrust Bank has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which SunTrust Bank is a securitizer, (ii) gathering information in SunTrust Bank's records regarding demands for repurchase or replacement of pool assets in Specified Transactions for breaches of representations or warranties concerning those pool assets that is required to be reported on Form ABS-15G (“Reportable Information”), and (iii) requesting Reportable Information from, or entering into a written agreement with, trustees to provide Reportable Information that is within their respective possession and which has not been previously provided to us. SunTrust Bank has not undertaken to independently verify the information provided by any trustee, nor has the information in this Form ABS-15G been verified by any third party. Certain information in the table below may have been omitted because it was unknown and not available to the securitizer without unreasonable effort or expense. The securitizer believes that it has substantially complete information based on its records.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [2]			Assets That Were Subject of Demand [1]			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within current period)			Demand in Dispute [1]			Demand Withdrawn [1]			Demand Rejected [1]
			(#)	($)	(%)	(#)	($)	(%) [3]	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%) [3]	(#)	($)	(%)
Alt-A/Second Lien
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1 (CIK # 0001397976) [1]	X	American Home Mortgage	3,770	251,480,115	67.81%	1,024	94,555,301	178.53%	—	—	—%	—	—	—%	—	—	—%	1,019	93,995,649	177.47%	—	—	—%
		Fidelity & Trust	93	7,158,351	1.93%	20	2,665,176	5.03%	—	—	—%	—	—	—%	—	—	—%	20	2,665,176	5.03%	—	—	—%
		First Financial Equities, Inc	9	568,112	0.15%	0	0	0.00%	—	—	—%	—	—	—%	—	—	—%	0	0	0.00%	—	—	—%
		Lancaster Mortgage	97	7,844,786	2.12%	18	1,868,785	3.53%	—	—	—%	—	—	—%	—	—	—%	18	1,868,785	3.53%	—	—	—%
		MortgageIT	176	9,814,578	2.65%	17	2,417,238	4.56%	—	—	—%	—	—	—%	—	—	—%	17	2,417,238	4.56%	—	—	—%
		New Century Mortgage Corporation	667	38,142,432	10.28%	50	4,984,419	9.41%	—	—	—%	—	—	—%	—	—	—%	50	4,984,419	9.41%	—	—	—%
		Option One Mortgage Corporation	333	16,789,185	4.53%	19	1,216,832	2.30%	—	—	—%	—	—	—%	—	—	—%	19	1,216,832	2.30%	—	—	—%
		Peoples Choice[4] Home Loan	250	18,938,160	5.11%	64	6,847,768	12.93%	—	—	—%	—	—	—%	—	—	—%	64	6,847,768	12.93%	—	—	—%
		Quicken Loans	372	20,112,907	5.42%	18	995,267	1.88%	—	—	—%	—	—	—%	—	—	—%	18	995,267	1.88%	—	—	—%
		SunTrust Mortgage Inc.	0	0	0.00%	0	0	0.00%	—	—	—%	—	—	—%	—	—	—%	0	0	0.00%	—	—	—%
Total Alt-A/Second Lien			5,767	370,848,626	100%	1,230	115,550,786		—	—	—%	—	—	—%	—	—	—%	1,225	114,991,134		—	—	—%

1 Acting through the trustee, the Class A certificate insurer for this transaction had previously submitted certain mortgage loan repurchase demands to the securitizer. Upon being notified of such demands, the securitizer promptly responded by either curing the alleged defect, rejecting the demand (and stating its grounds for doing so), or by satisfying the repurchase demand. All such activity occurred prior to January 1, 2012, and the securitizer did not sponsor or issue any asset-backed securities during the period from January 1, 2009 through December 31, 2011. On January 11, 2013, the securitizer and the insurer entered into a settlement and release agreement in which the insurer granted a release to the securitizer of all claims relating to this transaction, including all claims for breaches of representations, warranties and covenants in the transaction documents, and transferred certain assets to the securitizer. In consideration of the settlement, the securitizer paid the insurer a cash amount.

2 Reflects originators and original principal balance at the time of securitization. Certain loans originated by SunTrust Mortgage, Inc. were substituted subsequent to closing.

3 The denominator for percentage calculations is the pool principal balance as of March 31, 2013, the reporting period end date.

4 On January 14, 2013, the securitizer and the liquidating trustee of the Liquidating Trusts of each of People's Choice Home Loan, Inc., People's Choice Funding, Inc., and People's Choice Financial Corporation entered into a settlement agreement in respect of certain “early payment default” proofs of claims that the securitizer had pursued against the estate of People's Choice Home Loan, Inc. Such “early payment default” claims by the securitizer were not based on representations or warranties under the securitization documents. Certain of the subject loans were owned by the securitizer and certain of such loans were part of the securitized pool. On February 26, 2013 the securitizer received a distribution of $182,667.42 from the People's Choice bankruptcy estate and on March 6, 2013 forwarded to the servicer the trust's allocated portion of $74,791.49. Table data does not reflect such distribution.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SUNTRUST BANK
(Securitizer)

Date: May 13, 2013	By: /s/ Joseph Franke
Name: Joseph Franke
Title: Senior Vice President, Head of Asset Securitization